STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum annual appropriation to general reserve fund as a percentage of after tax profit	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Amount of restricted net asset unconsolidated subsidiaries	$ 63,908,860	$ 48,315,519
Beijing U Tiger Business
Appropriation to statutory reserve funds			$ 724,008
Beijing Yixin
Appropriation to statutory reserve funds	$ 899,337	$ 1,939,543